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                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED FEBRUARY 27, 2006
             TO THE PROSPECTUS DATED MAY 1, 2005 (AS SUPPLEMENTED)

     This supplement describes a change to the Optional Reset feature of the Predictor Plus, which may be added by rider in states where approved to American Forerunner Series variable annuity Contracts issued by New England Life Insurance Company ("we," "us," or "our"). For Contracts issued on or after the date of this supplement, you may elect an Optional Reset at any Contract Anniversary, provided certain conditions are met as described below.

     This supplement revises information contained in the Prospectus dated May 1, 2005 (as supplemented) for the Contracts. It should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at 501 Boylston Street, Boston, MA 02116 or call us at (800) 435-4117 to request a free copy.

     Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.  FEE TABLE -- EXAMPLES

     The "Examples" in the "FEE TABLE" section of the prospectus and prospectus supplements are replaced in their entirety by the following:

     "These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)

     The Examples assume that the Contract has: (i) the Greater of Annual Step-Up or 5% Annual Increase Death Benefit; (ii) the Guaranteed Minimum Income Benefit Rider (Predictor Plus), assuming the maximum 1.50% charge applies in all Contract Years; and (iii) the Earnings Preservation Benefit Rider.

     EXAMPLE 1. This example assumes that you invest $10,000 in a Standard Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
(a)...............................................  $1,190   $2,034    $2,892     $5,275
(b)...............................................  $1,106   $1,787    $2,491     $4,540

          (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
(a)................................................   $490    $1,494    $2,532     $5,275
(b)................................................   $406    $1,247    $2,131     $4,540

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     EXAMPLE 2.  This example assumes that you invest $10,000 in a B Plus Class
Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
(a)...............................................  $1,423   $2,339    $3,284     $5,684
(b)...............................................  $1,339   $2,088    $2,877     $4,949

          (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
(a)................................................   $523    $1,619    $2,744     $5,684
(b)................................................   $439    $1,368    $2,337     $4,949

     EXAMPLE 3. This example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          (1) If you surrender your Contract, do not surrender your Contract, annuitize or do not annuitize under a period certain option for a specified period of less than 15 years at the end of the applicable time period (no withdrawal charges apply to the C Class):

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
(a)................................................   $526    $1,602    $2,731     $5,807
(b)................................................   $441    $1,356    $2,330     $5,051

     EXAMPLE 4. This example assumes that you invest $10,000 in a L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
(a)...............................................  $1,215   $2,105    $2,644     $5,475
(b)...............................................  $1,130   $1,859    $2,249     $4,760

          (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
(a)................................................   $515    $1,565    $2,644     $5,475
(b)................................................   $430    $1,319    $2,249     $4,760

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

     EXAMPLE 5. This example assumes that you invest $10,000 in a P Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
(a)...............................................  $1,280   $2,184    $3,023     $5,187
(b)...............................................  $1,195   $1,936    $2,620     $4,444

          (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
(a)................................................   $480    $1,447    $2,456     $5,139
(b)................................................   $395    $1,216    $2,080     $4,444

NOTES:

(1) The examples do not transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The examples use an average Contract Administrative Fee of .051% for the Standard Class; .034% for the B Plus Class; .058% for the C Class; .047% for the L Class; and .045% for the P Class. (See (4), on p. A-12.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-68)."

2.  ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS

     Under "Guaranteed Minimum Income Benefit Rider" in the "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" section of the prospectus, delete the following sentence:

     "For the Predictor Plus, if you elect an Optional Reset on the third Contract Anniversary or thereafter, we may increase the GMIB charge to the then current charge, but no more than a maximum of 1.50% of the Income Base."

     The following is added in place of the deletion:

     "For the Predictor Plus, if you elect an Optional Reset on the Contract Anniversary as permitted, we may increase the GMIB charge to the then current charge, but no more than a maximum of 1.50% of the Income Base."

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3.  GUARANTEED MINIMUM INCOME BENEFIT

     Under "Description of the Predictor Plus" in the "GUARANTEED MINIMUM INCOME BENEFIT" section of the prospectus, delete the first six sentences under "Optional Reset" and replace them with the following:

     "On each Contract Anniversary as permitted, the Contract Owner may elect to reset the Annual Increase Amount to the Contract Value. Such a reset may be beneficial if your Contract Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for annuitizing under the Predictor Plus by recommencing the period. A Contract Owner may elect to reset the Annual Increase Amount only if (1) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. If the Contract Owner purchased the Contract on or after February 27, 2006, the Contract Owner may elect an Optional Reset at any Contract Anniversary provided all other requirements are met. If the Contract Owner purchased the Contract before February 27, 2006, the Contract Owner may elect an Optional Reset on any Contract Anniversary on or after the third Contract Anniversary and may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met. We must receive your request to exercise the Optional Reset in writing, or any other method that we agree to, within a 30 day period prior to the applicable Contract Anniversary."

4.  APPENDIX E -- GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

     Delete Item (5), "The Optional Reset -- Predictor Plus," and replace it with the following:

     "(5) The Optional Reset -- Predictor Plus

     Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first Contract Anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Reset. (If you purchased your Contract prior to February 27, 2006, you may elect an Optional Reset on any Contract Anniversary on or after the third Contract Anniversary and may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met.)

     The effect of the Optional Reset election is:

          (1) The 5% Annual Increase Amount resets from $105,000 to $110,000;

          (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

          (3) The Predictor Plus rider charge is reset to the fee we charge new Contract Owners for the Predictor Plus at that time; and

          (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

     The 5% Annual Increase Amount increases to $115,500 on the second Contract Anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you elect an Optional Reset.

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     The effect of the Optional Reset election is:

          (1) The 5% Annual Increase Amount resets from $115,500 to $120,000;

          (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second Contract Anniversary;

          (3) The Predictor Plus rider charge is reset to the fee we charge new Contract Owners for the Predictor Plus at that time; and

          (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

     The 5% Annual Increase Amount increases to $126,000 on the third Contract Anniversary ($120,000 increased by 5% per year, compounded annually). Assume your Contract Value at the third Contract Anniversary is $130,000 due to good market performance, and you elect an Optional Reset.

     The effect of the Optional Reset election is:

          (1) The 5% Annual Increase Amount resets from $126,000 to $130,000;

          (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the third Contract Anniversary;

          (3) The Predictor Plus rider charge is reset to the fee we charge new Contract Owners for the Predictor Plus at that time; and

          (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

     The 5% Annual Increase Amount increases to $136,500 on the fourth Contract Anniversary ($130,000 increased by 5% per year, compounded annually). Assume your Contract Value at the fourth Contract Anniversary is $120,000 due to poor market performance. You may not elect an Optional Reset at this time, because the Contract Value is less than the 5% Annual Increase Amount.

     The 5% Annual Increase Amount increases to $165,917 on the eighth Contract Anniversary ($136,500 increased by 5% per year, compounded annually for four years). Assume your Contract Value at the eighth Contract Anniversary is $180,000 due to good market performance, but you do not elect an Optional Reset.

     Because you did not elect an Optional Reset:

          (1) The 5% Annual Increase Amount remains at $165,917;

          (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 13th Contract Anniversary (10 years from the date of the last reset);

          (3) The Predictor Plus rider charge remains at its current level; and

          (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

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                                   [graphic]

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

501 Boylston Street                                     Telephone (800) 435-4117
Boston, MA 02116

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